Cover	Feb. 11, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 11, 2022
Entity File Number	001-41273
Entity Registrant Name	byNordic Acquisition Corporation
Entity Central Index Key	0001801417
Entity Tax Identification Number	84-4529780
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Pir 29
Entity Address, Address Line Two	Einar Hansens Esplanad 29
Entity Address, Address Line Three	211 13
Entity Address, City or Town	Malmö
Entity Address, Country	SE
Entity Address, Postal Zip Code	00000
City Area Code	+46
Local Phone Number	707 29 41 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, and one half of one redeemable warrant
Trading Symbol	BYNOU
Security Exchange Name	NASDAQ
Class A common stock, $0.0001 par value
Title of 12(b) Security	Class A common stock, $0.0001 par value
Trading Symbol	BYNO
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	BYNOW
Security Exchange Name	NASDAQ